Stock Options and Restricted Stock Units - Schedule of Summarizes Information About Outstanding Stock Options (Details) - Stock Options [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Summarizes Information About Outstanding Stock Options [Line Items]
Number Outstanding	395,453	425,703	417,003	461,870
Wtd.Avg, Life	1 year 9 months 18 days	2 years 6 months
Wtd. Avg. Exercise Price	$ 5.4	$ 6.01	$ 7	$ 8.34
Range of Exercise Price, Upper	23.8	23.8
Range of Exercise Price, Lower	$ 3	$ 3
Range of Exercise Price $3.00 - $23.80 [Member]
Schedule of Summarizes Information About Outstanding Stock Options [Line Items]
Number Outstanding		425,703
Wtd.Avg, Life		2 years 6 months
Wtd. Avg. Exercise Price		$ 6.01